Fair Value Measurement - Fair Value of Financial Instruments (Detail) - CAD ($) $ in Millions		Jan. 31, 2025	Oct. 31, 2024
Financial assets
Securities		$ 273,041	$ 254,345
Cash collateral on securities borrowed		18,609	17,028
Securities purchased under resale agreements		86,143	83,721
Loans
Residential mortgages		282,675	280,672
Credit card		20,182	20,551
Business and government	[1]	222,884	214,305
Derivative instruments		38,572	36,435
Deposits
Bank		20,109	20,009
Derivative instruments		44,902	40,654
Obligations related to securities sold short		20,778	21,642
Obligations related to securities sold under repurchase agreements		127,636	110,153
Subordinated indebtedness		7,498	7,465
Financial assets at amortised cost [member]
Financial assets
Cash and deposits with banks		47,811	48,064
Securities		73,985	71,610
Cash collateral on securities borrowed		18,609	17,028
Securities purchased under resale agreements		62,670	58,744
Loans
Residential mortgages		282,202	280,220
Personal		45,463	45,739
Credit card		19,321	19,649
Business and government		220,419	212,460
Other assets		24,730	20,121
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Financial assets
Securities		119,295	106,042
Securities purchased under resale agreements		23,473	24,977
Loans
Residential mortgages		1	3
Business and government		613	116
Derivative instruments		38,572	36,435
Other assets		377	364
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Loans
Business and government		100	105
Financial assets at fair value through OCI [member]
Financial assets
Securities		79,761	76,693
Carrying value [member]
Financial assets
Cash and deposits with banks		47,811	48,064
Securities		273,041	254,345
Cash collateral on securities borrowed		18,609	17,028
Securities purchased under resale agreements		86,143	83,721
Loans
Residential mortgages		282,203	280,223
Personal		45,463	45,739
Credit card		19,321	19,649
Business and government		221,132	212,681
Derivative instruments		38,572	36,435
Other assets		25,107	20,485
Financial liabilities at amortised cost [member]
Deposits
Personal		241,205	235,593
Business and government		421,950	414,441
Bank		20,109	20,009
Secured borrowings		58,715	55,285
Cash collateral on securities lent		8,914	7,997
Obligations related to securities sold under repurchase agreements		113,938	100,407
Other liabilities		20,119	20,657
Subordinated indebtedness		7,498	7,465
Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Deposits
Derivative instruments		44,902	40,654
Obligations related to securities sold short		20,778	21,642
Other liabilities		163	158
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently [member]
Deposits
Personal		17,461	17,301
Business and government		21,583	21,058
Secured borrowings		1,153	1,170
Obligations related to securities sold under repurchase agreements		13,698	9,746
Other liabilities		3	19
Carrying value [member]
Deposits
Personal		258,666	252,894
Business and government		443,533	435,499
Bank		20,109	20,009
Secured borrowings		59,868	56,455
Derivative instruments		44,902	40,654
Obligations related to securities sold short		20,778	21,642
Cash collateral on securities lent		8,914	7,997
Obligations related to securities sold under repurchase agreements		127,636	110,153
Other liabilities		20,285	20,834
Subordinated indebtedness		7,498	7,465
Financial assets at fair value [member]
Financial assets
Cash and deposits with banks		47,811	48,064
Securities		272,182	253,437
Cash collateral on securities borrowed		18,609	17,028
Securities purchased under resale agreements		86,143	83,721
Loans
Residential mortgages		282,589	279,805
Personal		45,561	45,750
Credit card		19,349	19,682
Business and government		221,290	212,750
Derivative instruments		38,572	36,435
Other assets		25,107	20,485
Financial assets fair value over (under) carrying value [member]
Financial assets
Securities		(859)	(908)
Loans
Residential mortgages		386	(418)
Personal		98	11
Credit card		28	33
Business and government		158	69
Financial liabilities at fair value [member]
Deposits
Personal		259,169	253,378
Business and government		444,552	436,528
Bank		20,109	20,009
Secured borrowings		60,013	56,588
Derivative instruments		44,902	40,654
Obligations related to securities sold short		20,778	21,642
Cash collateral on securities lent		8,914	7,997
Obligations related to securities sold under repurchase agreements		127,636	110,153
Other liabilities		20,285	20,834
Subordinated indebtedness		7,733	7,698
Financial liabilities, fair value over (under) carrying value [member]
Deposits
Personal		503	484
Business and government		1,019	1,029
Secured borrowings		145	133
Subordinated indebtedness		$ 235	$ 233

[1]	Includes customers’ liability under acceptances of $10 million (October 31, 2024: $6 million) in business and government loans and acceptances of $10 million (October 31, 2024: $6 million) in other liabilities. Prior period amounts have been revised to conform to the current period presentation.